LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES
NOTE 10:-	LEASES

The Company entered into operating leases primarily for offices. The leases have remaining lease terms of up to 5 years, some of which may include options to extend the leases for up to an additional 5 years.

The components of operating lease costs were as follows:

	Year ended December 31,
	2023	2024

Operating lease cost	$8,888	$10,195
Short-term lease cost	1,858	1,483
Variable lease cost	1,491	1,534

Total net lease costs	$12,237	$13,212

Supplemental balance sheet information related to operating leases is as follows:

	December 31,
	2023	2024

Operating lease ROU assets (under other long-term assets in the balance sheets)	$32,186	$31,154
Operating lease liabilities, current	$8,240	$11,107
Operating lease liabilities, long-term (under other long-term liabilities in the balance sheets)	$22,293	$18,208
Weighted average remaining lease term (in years)	4.8	3.7
Weighted average discount rate	2.9%	3.3%

Maturities of the Company’s operating lease liabilities as of December 31, 2024 are as follows:

December 31, 2024

2025	11,240
2026	7,136
2027	5,541
2028	4,055
2029	2,895
Thereafter	7

Total undiscounted lease payments	30,874
Less: imputed interest	(1,559)

Present value of lease liabilities	$29,315